Prepayments and Other Current Assets - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Allowance for payments made on behalf of customers	6,079